Organization and principal activities - Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023
Huya Limited
Subsidiaries and Variable Interest Entity
Place of incorporation	Hong Kong
Date of incorporation	Jan. 04, 2017
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Guangzhou Huya Technology Co., Ltd. ("Huya Technology")
Subsidiaries and Variable Interest Entity
Place of incorporation	PRC
Date of incorporation	Jun. 16, 2017
% of direct or indirect economic ownership	100.00%
Principal activities	Software development
HUYA PTE. LTD.
Subsidiaries and Variable Interest Entity
Place of incorporation	Singapore
Date of incorporation	Jul. 23, 2018
% of direct or indirect economic ownership	100.00%
Principal activities	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. ("Hainan Huya")
Subsidiaries and Variable Interest Entity
Place of incorporation	PRC
Date of incorporation	Dec. 04, 2019
% of direct or indirect economic ownership	100.00%
Principal activities	Cultural and Creative services
Guangzhou Huya Information Technology Company Limited
Subsidiaries and Variable Interest Entity
Place of incorporation	PRC
Date of incorporation	Aug. 10, 2016
% of direct or indirect economic ownership	100.00%
Principal activities	Internet value added services